Cover	Feb. 25, 2022
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	We are amending the Original Form 8-K to provide the historical financial statements required by Item 9.01(a) of Form 8-K and to provide the pro forma financial information required by Item 9.01(b) of Form 8-K, which financial statements and pro forma information were not included in the Original Form 8-K as permitted by Item 9.01(a)(3) and Item 9.01(b)(2) of Form 8-K. This amendment reports no other updates or amendments to the Original Form 8-K.
Document Period End Date	Feb. 25, 2022
Entity File Number	001-38342
Entity Registrant Name	Industrial Logistics Properties Trust
Entity Central Index Key	0001717307
Entity Tax Identification Number	82-2809631
Entity Incorporation, State or Country Code	MD
Entity Address, Address Line One	Two Newton Place
Entity Address, Address Line Two	255 Washington Street
Entity Address, Address Line Three	Suite 300
Entity Address, City or Town	Newton
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02458-1634
City Area Code	617
Local Phone Number	219-1460
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Shares of Beneficial Interest
Trading Symbol	ILPT
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false